Material accounting policies - Trade Payables (Details)	12 Months Ended
Mar. 31, 2025
Minimum
Disclosure Of Detailed Information About Trade Payable [Line Items]
Legal expiration period	3 years
Maximum
Disclosure Of Detailed Information About Trade Payable [Line Items]
Legal expiration period	30 years